Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how our Company or the Compensation Committee view the link between Company performance and executive compensation for our principal executive officer (“PEO”) and our non-PEO NEOs. For additional information about our pay-for-performance philosophy and how we align executive compensation with Company performance, see our Compensation Discussion and Analysis beginning on page 82 of this proxy statement.

Required Tabular Disclosure of Pay Versus Performance

The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term “compensation actually paid” is required by the SEC’s rules and, as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually earned, realized or received by the individuals and the compensation decisions described in our Compensation Discussion and Analysis beginning on page 82 of this proxy statement.

	Summary	Compensation	Average Summary Compensation	Average Compensation Actually	Value of Initial Fixed $ 100 Investment Based on:(3)
Year	Compensation Table Total for PEO(1) ($)	Actually Paid to PEO(1)(2) ($)	Table Total for Non-PEO NEOs(1) ($)	Paid to Non-PEO NEOs(1)(2) ($)	TSR ($)	Peer Group TSR ($)	GAAP Net Income (Loss) ($ Millions)	Non-GAAP Net Income(4) ($ Millions)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	9,442,066	8,983,892	4,033,464	4,190,097	138.19	118.87	355.8	243.7
2022	10,314,172	8,321,591	4,155,421	4,206,760	128.09	113.65	(158.3)	57.9
2021	8,846,588	11,225,263	2,942,671	2,882,217	114.02	126.45	(48.2)	129.1
2020	8,041,702	6,883,292	2,882,616	2,656,656	97.79	126.42	(110.9)	68.6

(1)
Richard F. Pops was our PEO for each year presented. The individuals comprising the non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
James M. Frates	Iain M. Brown	Iain M. Brown	Iain M. Brown
David J. Gaffin	James M. Frates	David J. Gaffin	David J. Gaffin
Craig C. Hopkinson, M.D.	David J. Gaffin	Craig C. Hopkinson, M.D.	Craig C. Hopkinson, M.D.
Michael J. Landine	Craig C. Hopkinson, M.D.	Blair C. Jackson	Blair C. Jackson
Blair C. Jackson

(2)
For 2023, the amounts shown reflect the exclusion and inclusion of those certain amounts for the PEO and the non-PEO NEOs shown in the following tables. Equity values are calculated in accordance with ASC 718. Amounts shown in each of the Exclusion of Stock Awards and Option Awards columns are equal to the total amounts from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table on page 112 of this proxy statement. See the section entitled “Pay Versus Performance” on page 130 of the proxy statement for the 2023 Annual Meeting for the adjustments made to determine compensation actually paid amounts for prior years.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2023	9,442,066	(6,831,832)	6,373,658	8,983,892

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	4,033,464	(2,902,745)	3,059,378	4,190,097

The amounts shown in the Inclusion of Equity Values column in each of the above tables are derived from the following amounts:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2023	3,934,846	2,022,849	415,963	—	6,373,658

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	2,453,179	437,482	168,717	—	3,059,378

(3)
The peer group TSR shown in this table utilizes the Nasdaq Biotechnology Index (also known as the IBB Index), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report. The comparison assumes $100 was invested in the Company and in the Nasdaq Biotechnology Index, respectively, for the period starting December 31, 2019 through the end of the year shown. Historical share price performance is not necessarily indicative of future share price performance.

(4)
We determined non-GAAP net income to be the most important financial performance measure used to link Company performance to compensation actually paid to our PEO and non-PEO NEOs in 2023. This financial performance measure may not have been the most important financial performance measure for certain prior years shown and we may determine a different financial performance measure to be the most important financial performance measure in future years. See Appendix B for information regarding this non-GAAP financial measure.

Company Selected Measure Name	Non-GAAP Net Income
Named Executive Officers, Footnote
(1)
Richard F. Pops was our PEO for each year presented. The individuals comprising the non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
James M. Frates	Iain M. Brown	Iain M. Brown	Iain M. Brown
David J. Gaffin	James M. Frates	David J. Gaffin	David J. Gaffin
Craig C. Hopkinson, M.D.	David J. Gaffin	Craig C. Hopkinson, M.D.	Craig C. Hopkinson, M.D.
Michael J. Landine	Craig C. Hopkinson, M.D.	Blair C. Jackson	Blair C. Jackson
Blair C. Jackson

Peer Group Issuers, Footnote
(3)
The peer group TSR shown in this table utilizes the Nasdaq Biotechnology Index (also known as the IBB Index), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report. The comparison assumes $100 was invested in the Company and in the Nasdaq Biotechnology Index, respectively, for the period starting December 31, 2019 through the end of the year shown. Historical share price performance is not necessarily indicative of future share price performance.

PEO Total Compensation Amount	$ 9,442,066	$ 10,314,172	$ 8,846,588	$ 8,041,702
PEO Actually Paid Compensation Amount	$ 8,983,892	8,321,591	11,225,263	6,883,292
Adjustment To PEO Compensation, Footnote
(2)
For 2023, the amounts shown reflect the exclusion and inclusion of those certain amounts for the PEO and the non-PEO NEOs shown in the following tables. Equity values are calculated in accordance with ASC 718. Amounts shown in each of the Exclusion of Stock Awards and Option Awards columns are equal to the total amounts from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table on page 112 of this proxy statement. See the section entitled “Pay Versus Performance” on page 130 of the proxy statement for the 2023 Annual Meeting for the adjustments made to determine compensation actually paid amounts for prior years.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2023	9,442,066	(6,831,832)	6,373,658	8,983,892

The amounts shown in the Inclusion of Equity Values column in each of the above tables are derived from the following amounts:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2023	3,934,846	2,022,849	415,963	—	6,373,658

Non-PEO NEO Average Total Compensation Amount	$ 4,033,464	4,155,421	2,942,671	2,882,616
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,190,097	4,206,760	2,882,217	2,656,656
Adjustment to Non-PEO NEO Compensation Footnote
(2)
For 2023, the amounts shown reflect the exclusion and inclusion of those certain amounts for the PEO and the non-PEO NEOs shown in the following tables. Equity values are calculated in accordance with ASC 718. Amounts shown in each of the Exclusion of Stock Awards and Option Awards columns are equal to the total amounts from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table on page 112 of this proxy statement. See the section entitled “Pay Versus Performance” on page 130 of the proxy statement for the 2023 Annual Meeting for the adjustments made to determine compensation actually paid amounts for prior years.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	4,033,464	(2,902,745)	3,059,378	4,190,097

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	2,453,179	437,482	168,717	—	3,059,378

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

The most important financial performance measures used to link compensation actually paid to our NEOs for 2023 to Company performance are set forth below. For further information regarding these performance metrics and their function in our executive compensation program, see our Compensation Discussion and Analysis beginning on page 82 of this proxy statement.

Proprietary Product Net Sales
Relative Total Shareholder Return
Non-GAAP Net Income*
Non-GAAP Net Income* as a Percentage of Total Revenue
EBITDA* as a Percentage of Total Revenue

* See Appendix B for information regarding this non-GAAP financial target.

Total Shareholder Return Amount	$ 138.19	128.09	114.02	97.79
Peer Group Total Shareholder Return Amount	118.87	113.65	126.45	126.42
Net Income (Loss)	$ 355,800,000	$ (158,300,000)	$ (48,200,000)	$ (110,900,000)
Company Selected Measure Amount	243,700,000	57,900,000	129,100,000	68,600,000
PEO Name	Richard F. Pops	Richard F. Pops	Richard F. Pops	Richard F. Pops
Measure:: 1
Pay vs Performance Disclosure
Name	Proprietary Product Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Net Income
Non-GAAP Measure Description
(4)
We determined non-GAAP net income to be the most important financial performance measure used to link Company performance to compensation actually paid to our PEO and non-PEO NEOs in 2023. This financial performance measure may not have been the most important financial performance measure for certain prior years shown and we may determine a different financial performance measure to be the most important financial performance measure in future years. See Appendix B for information regarding this non-GAAP financial measure.

Measure:: 4
Pay vs Performance Disclosure
Name	Non-GAAP Net Income* as a Percentage of Total Revenue
Measure:: 5
Pay vs Performance Disclosure
Name	EBITDA* as a Percentage of Total Revenue
PEO | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,831,832)
PEO | Yearend Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,934,846
PEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,022,849
PEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	415,963
PEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,373,658
Non-PEO NEO | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,902,745)
Non-PEO NEO | Yearend Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,453,179
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	437,482
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	168,717
Non-PEO NEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,059,378